Fixed Assets - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Depreciation expense	$ 1.6	$ 1.8	$ 5.2	$ 5.5	$ 7.3	$ 7.8	$ 7.6
Software development
Property Plant And Equipment [Line Items]
Amortization expense	$ 0.2	$ 0.4	$ 0.9	$ 1.2	$ 1.7	$ 1.5	$ 2.1